Revenue and related balances - Unbilled trade receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Balance, beginning of period	$ 706	$ 736
Decrease from transfers to trade receivables	(162)	(736)
Increase from revenue recognized	2,697	706
Balance, end of period	$ 3,241	$ 706